Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of the Analysis of Group's Assets and Revenues by Location

An analysis of the group’s assets and revenues by location is shown below:

	U.K.	Germany	Total
Non-current assets	£000s	£000s	£000s
As at December 31, 2018	651	8,736	9,387
As at December 31, 2019	557	8,055	8,612
As at December 31, 2020	689	8,883	9,572

Revenue analysis for the year ended December 31, 2018
Research collaboration	-	-	-
Royalties	-	-	-
	-	-	-

Revenue analysis for the year ended December 31, 2019
Research collaboration	171	-	171
Royalties	-	73	73
	171	73	244

Revenue analysis for the year ended December 31, 2020
Research collaboration	5,253	-	5,253
Royalties	-	226	226
	5,253	226	5,479